Long-term Debt - Loan Movements (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
December 31, 2017	$ 147,716
New debt/ Acquisitions	404,480
50% Set-off price	(95,109)
Repayments	(164,811)
December 31, 2018	$ 292,276
Secured Financing Arrangement
Debt Instrument [Line Items]
Debt agreement date	Apr. 02, 2018
Original Amount	$ 26,218
December 31, 2017	0
New debt/ Acquisitions	26,218
50% Set-off price	(13,109)
Repayments	(439)
December 31, 2018	$ 12,670
Secured Financing Arrangements
Debt Instrument [Line Items]
Debt agreement date	May 04, 2018
Original Amount	$ 164,000
December 31, 2017	0
New debt/ Acquisitions	164,000
50% Set-off price	(82,000)
Repayments	(2,733)
December 31, 2018	$ 79,267
Secured Credit Facility
Debt Instrument [Line Items]
Debt agreement date	Jun. 22, 2017
Original Amount	$ 150,000
December 31, 2017	147,716
New debt/ Acquisitions	0
Repayments	(147,716)
December 31, 2018	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Debt agreement date	Jan. 24, 2018
Original Amount	$ 90,000
December 31, 2017	0
New debt/ Acquisitions	90,000
Repayments	(6,255)
December 31, 2018	$ 83,745
Secured Credit Facility
Debt Instrument [Line Items]
Debt agreement date	Jan. 29, 2018
Original Amount	$ 35,000
December 31, 2017	0
New debt/ Acquisitions	35,000
Repayments	(2,543)
December 31, 2018	$ 32,457
Secured Credit Facility
Debt Instrument [Line Items]
Debt agreement date	Mar. 08, 2018
Original Amount	$ 30,000
December 31, 2017	0
New debt/ Acquisitions	30,000
Repayments	(1,875)
December 31, 2018	$ 28,125
Secured Credit Facility
Debt Instrument [Line Items]
Debt agreement date	Oct. 13, 2013
Original Amount	$ 30,000
December 31, 2017	0
New debt/ Acquisitions	16,500
Repayments	(1,500)
December 31, 2018	$ 15,000
Secured Credit Facility
Debt Instrument [Line Items]
Debt agreement date	Sep. 01, 2017
Original Amount	$ 35,000
December 31, 2017	0
New debt/ Acquisitions	33,833
Repayments	(1,750)
December 31, 2018	$ 32,083
Secured Credit Facility
Debt Instrument [Line Items]
Debt agreement date	Jan. 20, 2010
Original Amount	$ 30,000
December 31, 2017	0
New debt/ Acquisitions	8,929
Repayments	0
December 31, 2018	$ 8,929